Other Related Party Transactions - Membership and Service Agreements (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 04, 2019	Aug. 31, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue from related parties						$ 142,833	$ 169,783	$ 179,651
Expenses, related party						84,797	80,524	290,748
Forgiveness of receivable					$ 600			5,200
Affiliated Entity
Related Party Transaction [Line Items]
Fee reimbursement liability, maximum				$ 50,000				50,000
Deferred financing costs, net						20,000
Stock issuance costs			$ 48,000	15,000
Fees reimbursed						0	35,500
Fee reimbursement liability						14,500	14,500
Affiliated Entity | 2019 Warrant
Related Party Transaction [Line Items]
Temporary equity, stock issuance costs				$ 15,000
Stock issuance costs	$ 38,600
Affiliated Entity | SBG | Membership and Service Agreements
Related Party Transaction [Line Items]
Revenue from related parties						118,915	142,135	108,900
Expenses, related party						21,375	20,108	7,748
Other Affiliates | Membership and Service Agreements
Related Party Transaction [Line Items]
Revenue from related parties						14,449	22,918	16,008
Expenses, related party						0	5,820	1,036
Chief Executive Officer
Related Party Transaction [Line Items]
Reimbursement of tax withholding							900
Collection of receivable		$ 365,400						2,500
Forgiveness of receivable								1,800
Chief Executive Officer | Membership and Service Agreements
Related Party Transaction [Line Items]
Revenue from related parties						0	0	277
Expenses, related party						$ 0	$ 0	238
Immediate Family Member Of Member Of Board Of Directors
Related Party Transaction [Line Items]
Expenses, related party								$ 120